Deferred Income (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Income
Summary of deferred income

	June 30,	December 31,
	2025	2024
	€1,000	€1,000
Payments from Eli Lilly and Company	17,390	21,501
Payments from Rett Syndrome Research Trust	60	441
Current deferred income	17,450	21,942

Payments from Eli Lilly and Company	26,985	29,429
Non-current deferred income	26,985	29,429

Total deferred income	44,435	51,371